Investment in Affiliates - Navios Midstream (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 18, 2014	Nov. 30, 2014
Investments In And Advances To Affiliates [Line Items]
Carrying amount of investment in Navios Midstream	$ 15,099	$ 0
Carrying amount of investment in Navios Midstream	151,966	4,750
Investment in affiliates	145,860	0	0
Equity in net earnings of affiliated companies	2,000	0	0
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Navios Midstream IPO net cash proceeds					110,403
Proceeds from $126,000 Navios Midstream credit facility					104,451
Navios GP LLC general partner interest in Navios Midstream					2.00%
Limited partnership interest					55.50%
Unamortized difference of investment				17,883
Investment in affiliates				145,860
Navios Midstream | Intangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment				(300)
Navios Midstream | Tangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment				18,183
Navios Midstream | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged					9,342,692
Limited partnership interest					49.00%
Unit price				$ 15
Navios Midstream | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged					1,242,692
Limited partnership interest					6.50%
Unit price				$ 15
Carrying amount of investment in Navios Midstream	15,099	0
Navios Midstream | General Partner Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged					381,334
Unit price				$ 15
Navios Midstream | Subordinated and General Partner Units
Investments In And Advances To Affiliates [Line Items]
Carrying amount of investment in Navios Midstream	$ 147,031	$ 0